                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137864




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES

              SEASONS ELITE VARIABLE ANNUITY DATED AUGUST 28, 2008
            SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 28, 2008
           SEASONS ADVISOR III VARIABLE ANNUITY DATED AUGUST 28, 2008
        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED AUGUST 28, 2008

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In correcting the scrivener's error, the Fidelity Variable Insurance Products
Trust is added to the list of shares found under section "12b-1 Fees" subject to a 0.25% 12b-1 fee.




Dated: September 23, 2008



                Please keep this Supplement with your Prospectus